Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-05 - Fidelity Managed Retirement 2025 Fund - Fidelity Advisor Managed Retirement 2025 Fund: Class Z6
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 29
3 years	89
5 years	154
10 years	$ 345